Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 1,017,047.8	$ 13,905.5	₨ 981,794.8	₨ 827,683.0
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	263,190.7	3,598.5	245,504.7	199,928.0
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 753,857.1	$ 10,307.0	₨ 736,290.1	₨ 627,755.0